Fees Summary	Oct. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 177,697,077.73
Previously Paid Amount	0.00
Total Fee Amount	24,539.97
Total Offset Amount	0.00
Net Fee	$ 24,539.97